UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

NT Alpha Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert DiCarlo, President and Principal Executive Officer

NT Alpha Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND	DECEMBER 31, 2013 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 102.9%
Convertible Bond Arbitrage – 0.0%
(Cost $123,000)
Investcorp Interlachen Multi-Strategy Fund, LLC*	$136,000
Distressed – 9.0%
(Cost $35,000,000)
Chatham Asset Partners High Yield Fund, L.P.	15,823,000
Knighthead Domestic Fund, L.P.	26,207,000
42,030,000
Emerging Markets – 5.7%
(Cost $19,133,000)
Discovery Global Opportunity Partners, L.P.	26,514,000
Hermitage Global Partners, L.P.*	32,000
26,546,000
Equity Market Neutral – 2.9%
(Cost $10,502,000)
Laurion Capital, L.P.	13,673,000
Event Driven – 18.2%
(Cost $70,310,000)
Archer Capital Fund, L.P.	14,855,000
Corvex Partners, L.P.	25,981,000
HG Vora Special Opportunities Fund, L.P.	20,828,000
Varadero Partners L.P.	23,493,000
85,157,000
Fixed Income Arbitrage – 2.2%
(Cost $7,551,000)
Triton Fund, L.P.	10,298,000
Global Macro – 5.6%
(Cost $27,000,000)
Pivot Global Value Fund	11,905,000
TSE Capital Fund L.P.	14,127,000
26,032,000
Long/Short Equity – 11.7%
(Cost $40,687,000)
Broadfin Healthcare Fund, L.P.	21,373,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 102.9% – continued
Long/Short Equity – 11.7% continued
Lakewood Capital Partners, L.P.	$17,653,000
MW Eureka	15,667,000
54,693,000
Non-U.S. Equity Hedge – 12.3%
(Cost $40,720,000)
EB Asia Absolute Return Fund Limited	19,020,000
Pelham Long/Short Fund, L.P.	20,364,000
Zebedee Focus Fund Limited	17,909,000
57,293,000
Relative Value – 9.7%
(Cost $36,797,000)
Alphadyne Investment Strategies Partners, L.P.	15,472,000
North Pole Offshore	14,143,000
Peak6 Performance Fund, LLC	15,915,000
45,530,000
Sector Hedge – 5.0%
(Cost $12,864,000)
Camber Capital Fund, L.P.	23,433,000
Special Situations – 8.1%
(Cost $23,743,000)
JHL Capital Group Fund, LLC	15,029,000
Senator Global Opportunity Fund, L.P.	22,935,000
37,964,000
U.S. Equity Hedge – 12.5%
(Cost $49,715,000)
Black Diamond Thematic, L.P.	10,852,000
The Collectors’ Qualified Fund L.P.	25,177,000
Harvest Small Cap Partners, L.P.	14,994,000
Tourbillon Global Equity LLC	7,245,000
58,268,000
Total Investments in Sub-Funds
(Cost $374,145,000)	$481,053,000

QUARTERLY REPORT	1	NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND continued

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 2.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	11,437,000	$11,437,000
Total Cash Equivalent
(Cost $ 11,437,000)		$11,437,000
TOTAL INVESTMENTS – 105.3%
(Cost $385,582,000)		$492,490,000
Liabilities less Other Assets – (5.3)%		(24,978,000)
NET ASSETS – 100.0%		$467,512,000

(1) Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment manager of the Fund and is the investment adviser to the Diversified Assets Portfolio of the Northern Institutional Funds.

(2) At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,581,000 with net purchases of approximately $9,856,000 during the nine months ended December 31, 2013.

* During the current period, all of the underlying investments’ value in these Sub-Funds were held in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.1% of the Fund’s net assets are in side pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At December 31, 2013, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Convertible Bond Arbitrage	0.0%
Distressed	9.0
Emerging Markets	5.7
Equity Market Neutral	2.9
Event Driven	18.2
Fixed Income Arbitrage	2.2
Global Macro	5.6
Long/Short Equity	11.7
Non-U.S. Equity Hedge	12.3
Relative Value	9.7
Sector Hedge	5.0
Special Situations	8.1
U.S. Equity Hedge	12.5

STRATEGY WEIGHTINGS	PERCENTAGE
Cash Equivalent and Liabilities Less Other Assets	(2.9)%
Total	100.0%

At December 31, 2013, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 19.0%	$71,805,000	$88,958,000
United States – 83.9%	302,340,000	392,095,000
Total		$481,053,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain investments at fair value, which in turn is based on valuation data obtained from the Sub Funds directly, for which those investments may have a redemption period of 90 days or less and a notification period of 90 days or less.

Level 3 – Valuation based on inputs that are unobservable and significant. The Fund utilized the following valuation technique on Level 3 investments: The Fund valued certain investments at fair value, which in turn is based on valuation data obtained from the Sub Funds directly, for which those investments may have a redemption period of 90 days or greater and a notification period of 90 days or greater, a side-pocket agreement, a lock-up period, or have implemented other restrictions on liquidity.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Sub-Funds
Convertible Bond Arbitrage	$-	$-	$136		$136
Distressed	-	42,030	-		42,030
Emerging Markets	-	26,514	32		26,546
Equity Market Neutral	-	13,673	-		13,673
Event Driven	-	61,664	23,493	*	85,157
Fixed Income Arbitrage	-	10,298	-		10,298
Global Macro	-	26,032	-		26,032
Long/Short Equity	-	54,693	-		54,693
Non-U.S. Equity Hedge	-	57,293	-		57,293
Relative Value	-	45,530	-		45,530

NT ALPHA STRATEGIES FUND	2	QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sector Hedge	$-	$23,433	$-	$23,433
Special Situations	-	37,964	-	37,964
U.S. Equity Hedge	-	58,268	-	58,268
Cash Equivalent	11,437	-	-	11,437
Total	$11,437	$457,392	$23,661	$492,490

*Investments representing approximately 100 percent of the value of the Level 3 investments in this category cannot be redeemed as of December 31, 2013, because the investments include restrictions that do not allow for redemption in the first 12 months after acquisition.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCH- ASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/13 (000S)
Convertible Bond Arbitrage	$133	$—	$—	$3	$—	$—	$—	$—	$—	$136
Emerging Markets	33	—	—	—	(1)	—	—	—	—	32
Event Driven	17,682	—	—	2,611	—	3,200	—	—	—	23,493
Fixed Income Arbitrage	590	—	—	13	—	—	(603)	—	—	—
Total Investments	$18,438	$—	$—	$2,627	$(1)	$3,200	$(603)	$—	$—	$23,661

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities held at December 31, 2013 was approximately $2,613,000.

At December 31, 2013, the estimated cost of investments for federal income tax purpose was $385,582,000. At December 31, 2013, accumulated net unrealized appreciation on investments was $106,908,000 consisting of $108,031,000 gross unrealized appreciation and $1,123,000 gross unrealized depreciation.

Valuation Process

Investments in Sub-Funds are valued at fair value, as determined by the Fund’s investment manager, pursuant to delegation from the Board of Trustees (the “Board”) of the Fund. The Northern Trust Company of Connecticut was the Fund’s investment manager until January 1, 2014, when it merged into Northern Trust Investments, Inc. (“NTI”). As of that date, NTI became the Fund’s investment manager. The Board has delegated the responsibility of determining the valuation of the Fund’s Sub-Funds Pricing Committee (“Pricing Committee”), subject to oversight by the Board. The Pricing Committee consists of representatives from NTI as recommended to, and approved by, the Fund’s Board.

In determining the month end value of each Sub-Fund investment, the Pricing Committee considers the estimated net asset value (“NAV”) of such Sub-Fund investment provided to the Fund by the Sub-Fund, as well as any other considerations identified that may increase or decrease such estimated value. In addition, each Sub-Fund’s NAV’s are monitored in conformity with U.S. GAAP through monthly reviews of the values of the underlying investments held by each Sub-Fund (when the Sub-Fund’s underlying investments are identified to the Pricing Committee, either directly or through a third-party pricing vendor) and through operational due diligence performed prior to investing in a Sub-Fund and continually through the review of each Sub-Fund’s audited financial statements. If a Sub-Fund’s NAV is not available or a Sub-Fund’s NAV is determined not to be reasonable based on the Pricing Committee’s evaluation, the Pricing Committee will make the final determination of the fair value of a Sub-Fund. In making its determination, the Pricing Committee is authorized to consider the factors that it deems appropriate to the determination of the fair value of the Sub-Fund. Such factors may include, but are not limited to, the following: changes in the equity and fixed income markets; type of Sub-Fund (i.e., strategy); current financial position of the Sub-Fund; cost of the investment; and news events. Accordingly, because of the inherent uncertainty of these valuations, these estimated fair values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material.

NTCC continually monitors markets and the investment managers of the Sub-Funds. NTCC is responsible for notifying the Pricing Committee if the markets and/or a Sub-Fund’s manager’s circumstances relevant to the valuation of the fair valued Sub-Fund change materially.

The cash equivalent, which is comprised of the Diversified Assets Portfolio of the Northern Institutional Funds, an open-ended investment company, is valued at its net asset value.

QUARTERLY REPORT	3	NT ALPHA STRATEGIES FUND

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Alpha Strategies Fund

By:	/s/ Robert DiCarlo
Robert DiCarlo, President
(Principal Executive Officer)

Date:	February 27, 2014

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert DiCarlo
Robert DiCarlo, President
(Principal Executive Officer)

Date:	February 27, 2014

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 27, 2014